Employee Benefit Plans - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	4.00%
General and Administrative Expense [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 1,592	$ 1,269